LEASES - Schedule of Operating Assets and lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Operating right-of-use assets	$ 7,654
Operating lease liabilities, current	1,240
Operating lease liabilities long-term	6,499
Total operating lease liabilities	$ 7,739
Weighted average remaining lease term (years)	9 years
Weighted average discount rate	3.56%